Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Consolidated net income	¥ 255,860	¥ 161,970	¥ 231,333
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	47,090	(107,666)	(55,504)
Net unrealized gains and losses on securities	(9,362)	997	2,010
Net gains and losses on derivative instruments	2,588	(2,948)	2,785
Pension liability adjustments	21,207	(70,355)	(6,543)
Net change during the period	61,523	(179,972)	(57,252)
Comprehensive income (loss)	317,383	(18,002)	174,081
Less: Comprehensive income attributable to noncontrolling interests	18,807	1,745	11,973
Comprehensive income (loss) attributable to Canon Inc.	¥ 298,576	¥ (19,747)	¥ 162,108